Accounts payable and accrued expenses (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following at March 31, 2017 and June 30, 2016:

	March 31, 2017	June 30, 2016
Accounts payable	$146,217	$73,400
Accrued salaries and benefits	107,071	21,376
Accrued bonuses	334,228	126,575
Accrued stock-based compensation	567,669	179,079
Other accrued expenses	116,609	143,216
Totals	$1,271,794	$543,646

Accounts payable and accrued expenses consisted of the following at June 30, 2016, June 30, 2015, March 31, 2016 and March 31, 2015:

	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015
Accounts payable	$73,400	$20,454	$49,011	$157
Accrued salaries and benefits	21,376	44,365	43,323	-
Accrued bonuses	126,575	-	93,141	-
Accrued stock-based compensation	179,079	33,063	106,902	5,857
Other accrued expenses	143,216	24,632	74,913	52,425
Totals	$543,646	$122,514	$367,290	$58,439